UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2016 (Unaudited)

Deutsche Small Cap Growth Fund

	Shares	Value ($)
Common Stocks 98.0%
Consumer Discretionary 18.4%
Auto Components 4.1%
Fox Factory Holding Corp.*	68,013	1,887,361
Gentherm, Inc.*	47,323	1,601,883
Tenneco, Inc.*	33,660	2,102,740
		5,591,984
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc.*	17,100	1,197,342
K12, Inc.*	95,361	1,636,395
		2,833,737
Hotels, Restaurants & Leisure 6.1%
Buffalo Wild Wings, Inc.*	9,815	1,515,436
Del Taco Restaurants, Inc.*	136,622	1,929,103
Jack in the Box, Inc.	21,546	2,405,395
La Quinta Holdings, Inc.*	40,501	575,519
Red Robin Gourmet Burgers, Inc.*	20,503	1,156,369
Zoe's Kitchen, Inc.* (a)	32,222	773,006
		8,354,828
Household Durables 2.9%
CalAtlantic Group, Inc.	25,099	853,617
Helen of Troy Ltd.*	15,000	1,266,750
iRobot Corp.*	30,648	1,791,376
		3,911,743
Media 0.9%
Sinclair Broadcast Group, Inc. "A"	38,222	1,274,704
Specialty Retail 2.3%
Burlington Stores, Inc.*	14,857	1,259,131
The Children's Place, Inc.	18,006	1,817,705
		3,076,836
Consumer Staples 2.1%
Food & Staples Retailing 1.5%
Casey's General Stores, Inc.	17,991	2,138,770
Food Products 0.6%
Hain Celestial Group, Inc.*	19,835	774,160
Energy 3.4%
Energy Equipment & Services 1.3%
Dril-Quip, Inc.*	8,998	540,330
Patterson-UTI Energy, Inc.	45,700	1,230,244
		1,770,574
Oil, Gas & Consumable Fuels 2.1%
Diamondback Energy, Inc.*	7,683	776,444
Gulfport Energy Corp.*	25,050	542,082
Matador Resources Co.* (a)	57,753	1,487,717
		2,806,243
Financials 6.7%
Banks 5.8%
Banco Latinoamericano de Comercio Exterior SA "E"	37,309	1,098,377
Chemical Financial Corp.	18,868	1,022,080
FCB Financial Holdings, Inc. "A"*	31,064	1,481,753
Pinnacle Financial Partners, Inc.	20,555	1,424,461
South State Corp.	16,430	1,435,982
TriState Capital Holdings, Inc.*	64,865	1,433,516
		7,896,169
Capital Markets 0.9%
Moelis & Co. "A"	34,574	1,172,059
Health Care 19.6%
Biotechnology 6.6%
Aimmune Therapeutics, Inc.*	73,900	1,511,255
Bluebird Bio, Inc.*	16,314	1,006,574
Ligand Pharmaceuticals, Inc.*	15,397	1,564,489
Retrophin, Inc.*	124,809	2,362,634
Spectrum Pharmaceuticals, Inc.*	314,039	1,391,193
TESARO, Inc.*	9,000	1,210,320
		9,046,465
Health Care Equipment & Supplies 1.6%
Cynosure, Inc. "A"*	22,300	1,016,880
Integra LifeSciences Holdings Corp.*	13,200	1,132,428
		2,149,308
Health Care Providers & Services 7.7%
BioScrip, Inc.* (a)	841,600	875,264
Centene Corp.*	30,801	1,740,564
Healthways, Inc.*	31,800	723,450
Kindred Healthcare, Inc.	87,063	683,445
Molina Healthcare, Inc.*	40,027	2,171,865
Providence Service Corp.*	53,077	2,019,580
RadNet, Inc.*	162,000	1,044,900
Teladoc, Inc.* (a)	77,600	1,280,400
		10,539,468
Life Sciences Tools & Services 1.5%
PAREXEL International Corp.*	30,805	2,024,505
Pharmaceuticals 2.2%
Flamel Technologies SA (ADR)*	174,149	1,809,408
Pacira Pharmaceuticals, Inc.*	34,736	1,121,973
		2,931,381
Industrials 18.1%
Aerospace & Defense 2.1%
DigitalGlobe, Inc.*	48,232	1,381,847
HEICO Corp.	19,568	1,509,671
		2,891,518
Building Products 2.0%
Gibraltar Industries, Inc.*	35,219	1,466,871
Masonite International Corp.*	18,900	1,243,620
		2,710,491
Commercial Services & Supplies 1.5%
Advanced Disposal Services, Inc.*	41,200	915,464
Deluxe Corp.	15,590	1,116,400
		2,031,864
Construction & Engineering 1.2%
Primoris Services Corp.	74,116	1,688,362
Electrical Equipment 2.2%
AZZ, Inc.	32,515	2,077,709
Babcock & Wilcox Enterprises, Inc.*	51,700	857,703
		2,935,412
Machinery 6.4%
Altra Industrial Motion Corp.	29,941	1,104,823
John Bean Technologies Corp.	30,714	2,639,868
Manitowoc Foodservice, Inc.*	75,700	1,463,281
WABCO Holdings, Inc.*	15,746	1,671,438
Watts Water Technologies, Inc. "A"	27,687	1,805,193
		8,684,603
Marine 0.6%
Kirby Corp.*	12,800	851,200
Professional Services 0.8%
On Assignment, Inc.*	26,194	1,156,727
Road & Rail 1.3%
Swift Transportation Co.*	73,041	1,779,279
Information Technology 22.7%
Electronic Equipment, Instruments & Components 3.9%
Belden, Inc.	11,600	867,332
Cognex Corp.	41,361	2,631,387
IPG Photonics Corp.*	17,764	1,753,484
		5,252,203
Internet Software & Services 3.3%
CoStar Group, Inc.*	8,622	1,625,161
WebMD Health Corp.* (a)	46,483	2,304,162
Xactly Corp.*	57,824	636,064
		4,565,387
IT Services 5.4%
Cardtronics PLC "A"*	45,066	2,459,252
Euronet Worldwide, Inc.*	23,300	1,687,619
MAXIMUS, Inc.	34,258	1,911,254
WNS Holdings Ltd. (ADR)*	47,497	1,308,542
		7,366,667
Semiconductors & Semiconductor Equipment 4.6%
Advanced Energy Industries, Inc.*	53,462	2,927,044
Inphi Corp.*	52,100	2,324,702
Mellanox Technologies Ltd.*	25,900	1,059,310
		6,311,056
Software 5.5%
Aspen Technology, Inc.*	58,313	3,188,555
Proofpoint, Inc.*	34,441	2,433,257
TiVo Corp.*	40,555	847,599
Tyler Technologies, Inc.*	7,406	1,057,355
		7,526,766
Materials 5.2%
Chemicals 2.8%
Minerals Technologies, Inc.	27,101	2,093,552
Trinseo SA	30,352	1,799,874
		3,893,426
Construction Materials 1.2%
Eagle Materials, Inc.	16,423	1,618,158
Metals & Mining 1.2%
United States Steel Corp.	49,400	1,630,694
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	41,633	918,840
Urban Edge Properties	56,900	1,565,319
		2,484,159
Total Common Stocks (Cost $107,113,491)		133,670,906
Convertible Preferred Stock 0.1%
Health Care
Providence Service Corp., 5.5% (Cost $212,100)	2,121	202,367
Securities Lending Collateral 4.3%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.42% (b) (c) (Cost $5,872,545)	5,872,545	5,872,545
Cash Equivalents 1.9%
Deutsche Central Cash Management Government Fund, 0.49% (b) (Cost $2,628,514)	2,628,514	2,628,514
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $115,826,650) †	104.3	142,374,332
Other Assets and Liabilities, Net	(4.3)	(5,912,377)
Net Assets	100.0	136,461,955

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $117,102,560. At December 31, 2016, net unrealized appreciation for all securities based on tax cost was $25,271,772. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,244,256 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,972,484.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2016 amounted to $5,657,564, which is 4.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$133,670,906	$—	$—	$133,670,906
Convertible Preferred Stocks	—	—	202,367	202,367
Short-Term Investments (d)	8,501,059	—	—	8,501,059
Total	$142,171,965	$—	$202,367	$142,374,332

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017